                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21899

                  Morgan Stanley Institutional Strategies Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: September 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Institutional Strategies Fund performed during the period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the period since inception through September 30, 2006

TOTAL RETURN FOR THE PERIOD SINCE INCEPTION (AUGUST 28, 2006) THROUGH SEPTEMBER 30, 2006

                                                                  BLENDED
 CLASS A     CLASS B     CLASS C     CLASS D    S&P 500(R)(1)     INDEX(2)
   2.30%       2.20%       2.30%       2.30%     2.80%              2.24%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Note: The Fund commenced operations on August 28, 2006. This discussion covers the period from the Fund's inception through September 30, 2006.

MARKET CONDITIONS

During the period under review, global equity markets provided mixed results, but generally outperformed both fixed income investments and cash equivalents. The concerns over climbing oil prices and rising short-term interest rates earlier in the year reversed, as commodity prices in general fell from their speculative peaks, while the Federal Open Market Committee suspended its "measured pace" of interest rate increases. Optimism that the effects of a slowing housing market will have a limited short-term impact on the U.S. consumer seemed to bolster investors' hopes that both the "back-to-school" and holiday shopping seasons could exceed expectations. Corporate earnings, merger activity and diplomatic activity in a number of international arenas also provided a more constructive backdrop for investors.

PERFORMANCE ANALYSIS

Morgan Stanley Institutional Strategies Fund underperformed the S&P 500(R) and all share classes with the exception of Class B shares outperformed the Blended Index [ 1/3 Russell 1000(R) Growth Index, 1/3 Russell 1000(R) Value Index, 1/3 MSCI EAFE Index] for the period since inception (August 28, 2006) through September 30, 2006, assuming no deduction of applicable sales charges.

Morgan Stanley Institutional Strategies Fund invests equal allocations of its assets in three underlying Morgan Stanley Institutional Funds -- U.S. Large Cap Growth, Large Cap Relative Value and Active International Allocation. During the period under review, U.S. Large Cap Growth and Large Cap Relative Value contributed positively to the overall Fund's performance while Active International Allocation lagged. In general terms, U.S. large capitalization equities rebounded during the period under review, leading to recoveries in a number of the securities that the domestic portfolios held, while the international portfolio benefited from strong results in Europe and emerging markets but had negative returns in Japan.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO ALLOCATION
   Active International Allocation                     24.6%
   U.S. Large Cap Growth                               24.5
   Large Cap Relative Value                            24.5
   Cash and Other Assets/Liabilities                   26.4

Data as of September 30, 2006. Subject to change daily. All percentages are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND IS A "FUND OF FUNDS," MEANING THAT IT SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN A COMBINATION OF THREE PORTFOLIOS OF MORGAN STANLEY INSTITUTIONAL FUND, INC. ("UNDERLYING FUNDS") ON A FIXED ALLOCATION BASIS. THE FUND MAKES EQUAL ALLOCATIONS OF ITS ASSETS TO THE FOLLOWING THREE UNDERLYING FUNDS: ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO ("ACTIVE INTERNATIONAL ALLOCATION"), LARGE CAP RELATIVE VALUE PORTFOLIO ("LARGE CAP RELATIVE VALUE") AND U.S. LARGE CAP GROWTH PORTFOLIO ("U.S. LARGE CAP GROWTH"). INVESTORS MAY PURCHASE THE UNDERLYING FUNDS DIRECTLY ONLY IF THEY MEET CERTAIN INVESTMENT MINIMUMS OR OTHER REQUIREMENTS SET FORTH IN EACH UNDERLYING FUND'S PROSPECTUS. THE UNDERLYING FUNDS INVEST PRIMARILY IN U.S. AND FOREIGN EQUITY SECURITIES. THE INVESTMENT POLICIES OF THE UNDERLYING FUNDS ARE DESCRIBED IN THE FUND'S PROSPECTUS. THE INVESTMENT RESULTS OF THE UNDERLYING FUNDS WILL VARY. AS A RESULT, THE PERCENTAGE ALLOCATIONS TO THE UNDERLYING FUNDS WILL BE MONITORED DAILY BY THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., AND THE FUND'S ALLOCATIONS TO THE UNDERLYING FUNDS WILL BE REBALANCED WHENEVER THE ACTUAL ALLOCATIONS EXCEED PLUS OR MINUS 5 PERCENT OF THE PRE-DETERMINED FIXED PERCENTAGE ALLOCATION BASIS. AS A RESULT, IT MAY BE NECESSARY FOR THE FUND TO SELL SHARES OF AN UNDERLYING FUND THAT HAVE APPRECIATED IN VALUE, IN ORDER TO MAINTAIN THE FIXED PERCENTAGE ALLOCATION AMONG THE UNDERLYING FUNDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S

SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES
AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 08/28/06)         (since 08/28/06)         (since 08/28/06)          (since 08/28/06)
   SYMBOL                              GVIAX                     GVIBX                    GVICX                    GVIDX
   SINCE INCEPTION...                   2.30%(3)                  2.20%(3)                 2.30%(3)                 2.30%(3)
                                       (3.07)(4)                 (2.80)(4)                 1.30(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

(1) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Blended Index is comprised of 1/3 Russell 1000(R) Growth Index (measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values), 1/3 Russell 1000(R) Value Index (measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values) and 1/3 Morgan Stanley Capital International
     (MSCI) EAFE Index (measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East). Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/28/06 - 09/30/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             08/28/06 -
                                                                     08/28/06            09/30/06             09/30/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (2.30% return).......................................         $1,000.00           $1,023.00              $0.60
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.86              $3.24

CLASS B
Actual (2.20% return).......................................         $1,000.00           $1,022.00              $1.31
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.10              $7.03

CLASS C
Actual (2.30% return).......................................         $1,000.00           $1,023.00              $1.31
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.10              $7.03

CLASS D
Actual (2.30% return).......................................         $1,000.00           $1,023.00              $0.37
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,023.11              $1.98

------------------
* Expenses are equal to the Fund's annualized expense ratios of 0.64%, 1.39%, 1.39% and 0.39% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 34/365 (to reflect the actual days in the period for the actual example) and multiplied by 183/365 (to reflect the one-half period for the hypothetical example). If the Fund had borne all of its expenses, the annualized expense ratios would have been 52.09%, 52.84%, 52.84% and 51.84% for Class A, Class B, Class C and Class D shares, respectively.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory Agreement and Administration Agreement together are referred to as the "Management Agreement.")

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Fund.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun. The Board concluded that, since the Fund had no assets to invest (other than seed capital that the Adviser will supply) and had no track record of performance, this was not a factor it needed to address at the present time.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board noted that the Fund does not pay advisory and administrative fees (together, the "management fee") under the Management Agreement, although the Fund, through its investments in other mutual funds as set forth in the Fund's Prospectus ("Underlying Funds"), will pay its pro rata share of the management fee rate paid by the Underlying Funds.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the proposed total expense ratio of the Fund as compared to average total expense ratio for funds, selected by the Adviser (the "expense peer group"), managed by other advisers with investment strategies comparable to those proposed for the Fund. The Board concluded that the proposed total expense ratio, taking into account the proposed expense caps, would be competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board noted that the Fund does not pay a management fee to the Adviser.

PROFITABILITY OF ADVISER AND AFFILIATES


Since the Fund has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser will realize any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. The Board considered that the Fund invests only in the Underlying Funds, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the proposed relationship between the Fund and the Morgan Stanley Fund Complex, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser that will be utilized for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to approve the relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board if it is to continue in effect.

Morgan Stanley Institutional Strategies Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006

NUMBER OF
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            Common Stocks (73.6%)
            Investment Trusts/Mutual Funds
  14,557    Morgan Stanley Institutional Active International
              Allocation Portfolio (Class A).........................   $204,083
  10,706    Morgan Stanley Institutional U. S. Large Cap
              Growth Portfolio (Class A)............................     203,095
  17,134    Morgan Stanley Institutional Large Cap Relative
              Value Portfolio (Class A).............................     202,692
                                                                       ---------

            Total Investments (Cost $596,461) (a).........     73.6%     609,870

            Other Assets in Excess of Liabilities.........     26.4      218,904
                                                              -----     --------
            Net Assets....................................    100.0%    $828,774
                                                              =====     ========

---------------------

    (a) The aggregate cost for federal income tax purposes is $596,536. The aggregate gross unrealized appreciation is $13,334.

                       See Notes to Financial Statements
 10

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2006

Assets:
Investments in securities, at value (cost
  $596,461)..............................  $609,870
Cash.....................................    22,005
Receivable for shares of beneficial
  interest sold..........................   205,214
Deferred offering costs..................    88,871
Prepaid expenses.........................     1,130
Receivable from affiliate................    27,685
                                           --------
    Total Assets.........................   954,775
                                           --------
Liabilities:
Payable for:
    Investments purchased................    21,943
    Transfer agent fee...................       939
    Distribution fee.....................       298
Accrued expenses.........................     4,821
Offering costs...........................    98,000
                                           --------
    Total Liabilities....................   126,001
                                           --------
    Net Assets...........................  $828,774
                                           ========
Composition of Net Assets:
Paid-in-capital..........................  $815,440
Net unrealized appreciation..............    13,409
Net realized loss........................       (75)
                                           --------
    Net Assets...........................  $828,774
                                           ========
Class A Shares:
Net Assets...............................  $137,003
Shares Outstanding (unlimited authorized,
  $.01 par value)........................    13,391
    Net Asset Value Per Share............    $10.23
                                           ========
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net
      asset value).......................    $10.80
                                           ========
Class B Shares:
Net Assets...............................  $352,120
Shares Outstanding (unlimited authorized,
  $.01 par value)........................    34,449
    Net Asset Value Per Share............    $10.22
                                           ========
Class C Shares:
Net Assets...............................  $211,734
Shares Outstanding (unlimited authorized,
  $.01 par value)........................    20,708
    Net Asset Value Per Share............    $10.22
                                           ========
Class D Shares:
Net Assets...............................  $127,917
Shares Outstanding (unlimited authorized,
  $.01 par value)........................    12,500
    Net Asset Value Per Share............    $10.23
                                           ========

Statement of Operations
For the period August 28, 2006* through
September 30, 2006

Net Investment Loss:
Interest Income...........................  $     76
                                            --------
Expenses
Professional fees.........................    15,779
Offering costs............................     9,129
Shareholder reports and notices...........     1,889
Transfer agent fees and expenses..........       944
Distribution fee (Class A shares).........        29
Distribution fee (Class B shares).........       129
Distribution fee (Class C shares).........       171
Registration fees.........................        87
Custodian fees............................        66
                                            --------
    Total Expenses........................    28,223

Less: amounts waived/reimbursed...........   (27,685)
                                            --------
    Net Expenses..........................       538
                                            --------
    Net Investment Loss...................      (462)
                                            --------
Net Realized and Unrealized Gain (Loss):
Net realized loss.........................       (10)
Net unrealized appreciation...............    13,409
                                            --------
    Net Gain..............................    13,399
                                            --------
Net Increase..............................  $ 12,937
                                            ========

---------------------
   * Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE PERIOD
                                                               AUGUST 28, 2006*
                                                                   THROUGH
                                                              SEPTEMBER 30, 2006
                                                              ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................       $   (462)
Net realized loss...........................................            (10)
Net unrealized appreciation.................................         13,409
                                                                   --------
    Net Increase............................................         12,937
Net increase from transactions in shares of beneficial
  interest..................................................        715,837
                                                                   --------
    Net Increase............................................        728,774
Net Assets:
Beginning of period.........................................        100,000
                                                                   --------
End of Period...............................................       $828,774
                                                                   ========

---------------------
   * Commencement of operations.

                       See Notes to Financial Statements
 12

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006

1. Organization and Accounting Policies

Morgan Stanley Institutional Strategies Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in a combination of three portfolios of Morgan Stanley Institutional Fund, Inc. (individually, an "Underlying Fund" and collectively, the "Underlying Funds") on a fixed allocation basis. The Fund's investment objective is to seek capital appreciation. The Fund was organized as a Massachusetts business trust on May 2, 2006 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest for $25,000 of each class of the Fund to Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), to effect the Fund's initial capitalization. The Fund commenced operations on August 28, 2006.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 continued

by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Offering Costs -- The Investment Adviser incurred offering costs on behalf of the Fund in an amount of $98,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory fees to the Investment Adviser of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator of the Underlying Funds.

The Investment Adviser agreed to waive or reimburse all or a portion of the Fund's other expenses such that the annualized actual total fund operating expenses (exclusive of any indirect expenses from the Underlying Funds) does not exceed 0.64%, 1.39%, 1.39% and 0.39% for Class A, Class B,

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 continued

Class C and Class D shares respectively, until August 31, 2007. Thereafter, the fee waiver and/or expense reimbursement can be terminated at any time. At September 30, 2006, included in the Statements of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amounts at September 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the period ended September 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended September 30, 2006, it received no contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares, respectively and received no front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ending September 30, 2006 aggregated $613,069 and $16,598, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2006, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings....................................    --
Net unrealized appreciation.................................  $13,334
                                                              -------
Total accumulated earnings..................................  $13,334
                                                              =======

As of September 30, 2006, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $397, net realized loss was charged $65 and net investment loss was credited $462.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE PERIOD
                                                                AUGUST 28, 2006*
                                                                     THROUGH
                                                               SEPTEMBER 30, 2006
                                                              ---------------------
                                                              SHARES        AMOUNT
                                                              ------       --------
CLASS A SHARES
Sold........................................................  10,891       $109,115
                                                              ------       --------
Net increase - Class A......................................  10,891        109,115
                                                              ------       --------
CLASS B SHARES
Sold........................................................  31,949        324,156
                                                              ------       --------
Net increase - Class B......................................  31,949        324,156
                                                              ------       --------
CLASS C SHARES
Sold........................................................  18,208        182,566
                                                              ------       --------
Net increase - Class C......................................  18,208        182,566
                                                              ------       --------
CLASS D SHARES
Sold........................................................  10,000        100,000
                                                              ------       --------
Net increase - Class D......................................  10,000        100,000
                                                              ------       --------
Net increase in Fund........................................  71,048       $715,837
                                                              ======       ========

---------------------
   * Commencement of operations.

7. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                       FOR THE PERIOD AUGUST 28, 2006*
                                                                          THROUGH SEPTEMBER 30, 2006
                                                              --------------------------------------------------
                                                              CLASS A       CLASS B       CLASS C       CLASS D
                                                               SHARES        SHARES        SHARES        SHARES
                                                              --------      --------      --------      --------

Selected Per Share Data:
Net asset value, beginning of period........................    $10.00        $10.00        $10.00        $10.00
                                                                ------        ------        ------        ------
Income (loss) from investment operations:
    Net investment income (loss)++..........................      0.00         (0.01)        (0.01)         0.00
    Net realized and unrealized gain........................      0.23          0.23          0.23          0.23
                                                                ------        ------        ------        ------
Total income from investment operations.....................      0.23          0.22          0.22          0.23
                                                                ------        ------        ------        ------
Net asset value, end of period..............................    $10.23        $10.22        $10.22        $10.23
                                                                ======        ======        ======        ======
Total Return+(1)............................................      2.30 %        2.20 %        2.30 %        2.30 %
Ratios to Average Net Assets(2)(3)(4)(5):
Expenses....................................................      0.64 %        1.39 %        1.39 %        0.39 %
Net investment loss.........................................     (0.50)%       (1.25)%       (1.25)%       (0.25)%
Supplemental Data:
Net assets, end of period, in thousands.....................      $137          $352          $212          $128
Portfolio turnover rate(1)..................................         3 %           3 %           3 %           3 %

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 52.09% and (51.95)%, respectively for Class A; 52.84% and (52.70)%, respectively for Class B and Class C; and 51.84% and (51.70)%, respectively for Class D.

                       See Notes to Financial Statements
 18

Morgan Stanley Institutional Strategies Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Institutional Strategies Fund (the "Fund"), including the portfolio of investments, as of September 30, 2006, and the related statement of operations, changes in net assets and the financial highlights for the period August 28, 2006 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Institutional Strategies Fund as of September 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period August 28, 2006 (commencement of operations) to September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 21, 2006

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Frank L. Bowman (61)                     Trustee      Since August    President and Chief Executive        161
c/o Kramer Levin Naftalis & Frankel LLP               2006            Officer of the Nuclear Energy
Counsel to the Independent Trustees                                   Institute (policy
1177 Avenue of the Americas                                           organization) (since February
New York, NY 10036                                                    2005); Director or Trustee of
                                                                      various Retail and
                                                                      Institutional Funds (since
                                                                      August 2006) formerly
                                                                      variously, Admiral in the U.S.
                                                                      Navy, Director of Naval
                                                                      Nuclear Propulsion Program and
                                                                      Deputy Administrator-Naval
                                                                      Reactors in the National
                                                                      Nuclear Security
                                                                      Administration at the U.S.
                                                                      Department of Energy
                                                                      (1996-2004). Honorary Knight
                                                                      Commander of the Most
                                                                      Excellent Order of the British
                                                                      Empire.

Michael Bozic (65)                       Trustee      Since April     Private investor; Chairperson        175
c/o Kramer Levin Naftalis & Frankel LLP               1994            of the Valuation, Insurance
Counsel to the Independent Trustees                                   and Compliance Committee
1177 Avenue of the Americas                                           (since October 2006); Director
New York, NY 10036                                                    or Trustee of the Retail Funds
                                                                      (since April 1994) and the
                                                                      Institutional Funds (since
                                                                      July 2003); formerly
                                                                      Chairperson of the Insurance
                                                                      Committee (July 2006-September
                                                                      2006); Vice Chairman of Kmart
                                                                      Corporation (December 1998-
                                                                      October 2000), Chairman and
                                                                      Chief Executive Officer of
                                                                      Levitz Furniture Corporation
                                                                      (November 1995-November 1998)
                                                                      and President and Chief
                                                                      Executive Officer of Hills
                                                                      Department Stores (May
                                                                      1991-July 1995); variously
                                                                      Chairman, Chief Executive
                                                                      Officer, President and Chief
                                                                      Operating Officer (1987-1991)
                                                                      of the Sears Merchandise Group
                                                                      of Sears, Roebuck & Co.


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  ------------------------------
Frank L. Bowman (61)                     Director of the National
c/o Kramer Levin Naftalis & Frankel LLP  Energy Foundation, the U.S.
Counsel to the Independent Trustees      Energy Association, the
1177 Avenue of the Americas              American Council for Capital
New York, NY 10036                       Formation and the Armed
                                         Services YMCA of the USA.
Michael Bozic (65)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Kathleen A. Dennis (53)                  Trustee      Since August    President, Cedarwood                 161
c/o Kramer Levin Naftalis & Frankel LLP               2006            Associates (mutual fund
Counsel to the Independent Trustees                                   consulting) (since July 2006);
1177 Avenue of the Americas                                           Chairperson of the Closed-End,
New York, NY 10036                                                    Money Market and Alternatives
                                                                      Sub-Committee of the
                                                                      Investment Committee (since
                                                                      October 2006) and Director or
                                                                      Trustee of various Retail and
                                                                      Institutional Funds (since
                                                                      August 2006); formerly, Senior
                                                                      Managing Director of Victory
                                                                      Capital Management
                                                                      (1993-2006).

Edwin J. Garn (73)                       Trustee      Since January   Consultant; Director or              175
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); Member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp. (utility
                                                                      company); formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (lobbying and consulting
                                                                      firm) (2000-2004); United
                                                                      States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).

Wayne E. Hedien (72)                     Trustee      Since           Retired; Director or Trustee         175
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds; (Since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  ------------------------------
Kathleen A. Dennis (53)                  None.
c/o Kramer Levin Naftalis & Frankel LLP
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036
Edwin J. Garn (73)                       Director of Franklin Covey
1031 N. Chartwell Court                  (time management systems), BMW
Salt Lake City, UT 84103                 Bank of North America, Inc.
                                         (industrial loan corporation),
                                         Escrow Bank USA (industrial
                                         loan corporation); United
                                         Space Alliance (joint venture
                                         between Lockheed Martin and
                                         the Boeing Company) and Nuskin
                                         Asia Pacific (multilevel
                                         marketing); member of the
                                         board of various civic and
                                         charitable organizations.
Wayne E. Hedien (72)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of
1177 Avenue of the Americas              The Field Museum of Natural
New York, NY 10036                       History; director of various
                                         other business and charitable
                                         organizations.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (57)               Trustee      Since July      Senior Partner, Johnson Smick        175
c/o Johnson Smick Group, Inc.                         1991            International, Inc.,
888 16th Street, N.W.                                                 (consulting firm); Chairperson
Suite 740                                                             of the Investment Committee
Washington, D.C. 20006                                                (since October 2006) and
                                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-Chairman
                                                                      and a founder of the Group of
                                                                      Seven Council (G7C), an
                                                                      international economic
                                                                      commission; formerly Chairman
                                                                      of the Audit Committee (July
                                                                      1991-September 2006); Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (64)                    Trustee      Since July      President, Kearns & Associates       176
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Chairperson of the Audit
23852 Pacific Coast Highway                                           Committee (since October 2006)
Malibu, CA 90265                                                      and Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since August 1994); formerly
                                                                      Deputy Chairperson of the
                                                                      Audit Committee (July 2003-
                                                                      September 2006) and
                                                                      Chairperson of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  ------------------------------
Dr. Manuel H. Johnson (57)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, N.W.                    Energy; Director of RBS
Suite 740                                Greenwich Capital Holdings
Washington, D.C. 20006                   (financial holding company).
Joseph J. Kearns (64)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment
PMB754                                   leasing), The Ford Family
23852 Pacific Coast Highway              Foundation, and the UCLA
Malibu, CA 90265                         Foundation.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael F. Klein (47)                    Trustee      Since August    Chief Operating Officer and          161
c/o Kramer Levin Naftalis & Frankel LLP               2006            Managing Director, Aetos
Counsel to the Independent Trustees                                   Capital, LLC (since March
1177 Avenue of the Americas                                           2000); Chairman of the
New York, NY 10036                                                    Fixed-Income Sub-Committee of
                                                                      the Investment Committee
                                                                      (since October 2006) and
                                                                      Director or Trustee (since
                                                                      August 2006) of various Retail
                                                                      and Institutional Funds;
                                                                      formerly Managing Director,
                                                                      Morgan Stanley & Co. Inc. and
                                                                      Morgan Stanley Dean Witter
                                                                      Investment Management,
                                                                      President, Morgan Stanley
                                                                      Institutional Funds (June
                                                                      1998-March 2000) and
                                                                      Principal, Morgan Stanley &
                                                                      Co. Inc. and Morgan Stanley
                                                                      Dean Witter Investment
                                                                      Management (August
                                                                      1997-December 1999).

Michael E. Nugent (70)                   Chairman of  Chairman of     General Partner of Triumph           175
c/o Triumph Capital, L.P.                the Board    the Board       Capital, L.P., a private
445 Park Avenue                          and Trustee  since July      investment partnership;
New York, NY 10022                                    2006 and        Chairman of the Board of the
                                                      Trustee since   Retail Funds and Institutional
                                                      July 1991       Funds (since July 2006) and
                                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2001); formerly
                                                                      Chairman of the Insurance
                                                                      Committee (until July 2006);
                                                                      Vice President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

W. Allen Reed (59)                       Trustee      Since August    Chairperson of the Equity Sub-       161
c/o Kramer Levin Naftalis & Frankel LLP               2006            Commitee of the Investment
Counsel to the Independent Trustees                                   Committee (since October 2006)
1177 Avenue of the Americas                                           and Director or Trustee (since
New York, NY 10036                                                    August 2006) of various Retail
                                                                      and Institutional Funds.
                                                                      President and CEO of General
                                                                      Motors Asset Management;
                                                                      Chairman and Chief Executive
                                                                      Officer of the GM Trust Bank
                                                                      and Corporate Vice President
                                                                      of General Motors Corporation
                                                                      (August 1994-December 2005).


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  ------------------------------
Michael F. Klein (47)                    Director of certain investment
c/o Kramer Levin Naftalis & Frankel LLP  funds managed or sponsored by
Counsel to the Independent Trustees      Aetos Capital LLC.
1177 Avenue of the Americas
New York, NY 10036
Michael E. Nugent (70)                   None.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022
W. Allen Reed (59)                       Director of GMAC (financial
c/o Kramer Levin Naftalis & Frankel LLP  services), GMAC Insurance
Counsel to the Independent Trustees      Holdings and Temple-Inland
1177 Avenue of the Americas              Industries (Packaging, Banking
New York, NY 10036                       and Forrest Products); member
                                         of the Board of Executives of
                                         the Morgan Stanley Capital
                                         International Editorial Board;
                                         Director of Legg Mason and
                                         Director of various investment
                                         fund advisory boards.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                                      Fund Complex
                                         Position(s)  Term of Office                                   Overseen by
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Independent
          Independent Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
---------------------------------------  -----------  --------------  ------------------------------  -------------
Fergus Reid (74)                         Trustee      Since July      Chairman of Lumelite Plastics        176
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairperson of
85 Charles Colman Blvd.                                               the Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of           Other Directorships Held by
          Independent Trustee                 Independent Trustee
---------------------------------------  ------------------------------
Fergus Reid (74)                         Trustee and Director of
c/o Lumelite Plastics Corporation        certain investment companies
85 Charles Colman Blvd.                  in the JPMorgan Funds complex
Pawling, NY 12564                        managed by J.P. Morgan
                                         Investment Management Inc.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustee:

                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                                    Fund Complex
                                       Position(s)  Term of Office                                   Overseen by
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Interested
         Interested Trustee            Registrant    Time Served*            Past 5 Years             Trustee**
-------------------------------------  -----------  --------------  ------------------------------  -------------
James F. Higgins (58)                  Trustee      Since June      Director or Trustee of the           175
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center                                         and the Institutional Funds
Plaza Two                                                           (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000).


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                  Interested Trustee
-------------------------------------  ------------------------------
James F. Higgins (58)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center            Assurance Society of the
Plaza Two                              United States (financial
Jersey City, NJ 07311                  services).

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").
 ** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of October 2, 2006.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION continued

Executive Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (67)         President and    President       President (since September 2005) and Principal Executive
1221 Avenue of the Americas    Principal        since           Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020             Executive        September 2005  President (since September 2005) and Principal Executive
                               Officer          and Principal   Officer (since May 2003) of the Van Kampen Funds; Managing
                                                Executive       Director, Director and/or Officer of the Investment Adviser
                                                Officer since   and various entities affiliated with the Investment Adviser;
                                                May 2003        Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                                Executive Vice President (July 2003 to September 2005) of
                                                                funds in the Fund Complex and the Van Kampen Funds;
                                                                President and Director of the Institutional Funds (March
                                                                2001 to July 2003); Chief Global Operating Officer of Morgan
                                                                Stanley Investment Management Inc.; Chief Administrative
                                                                Officer of Morgan Stanley Investment Advisors Inc.; Chief
                                                                Administrative Officer of Morgan Stanley Services Company
                                                                Inc.

J. David Germany (52)          Vice President   Since February  Managing Director and (since December 2005) Chief Investment
Morgan Stanley Investment                       2006            Officer -- Global Fixed Income of Morgan Stanley Investment
Management Ltd.                                                 Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                                 Investment Management Limited; Vice President of the Retail
Canary Wharf, London                                            and Institutional Funds (since February 2006).
United Kingdom E144QA

Dennis F. Shea (53)            Vice President   Since February  Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                     2006            Officer -- Global Equity of Morgan Stanley Investment
New York, NY 10020                                              Management; Vice President of the Retail and Institutional
                                                                Funds (since February 2006). Formerly, Managing Director and
                                                                Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)                Vice President   Since February  Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                     1997            Investment Management; Managing Director of the Investment
New York, NY 10020                                              Adviser and various entities affiliated with the Investment
                                                                Adviser; Vice President of the Retail Funds and (since July
                                                                2003) the Institutional Funds. Formerly, Secretary, General
                                                                Counsel and/or Director of the Investment Adviser and
                                                                various entities affiliated with the Investment Adviser;
                                                                Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management of Morgan Stanley Investment Management (since
New York, NY 10020                                              July 2004); Vice President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice President of the
                                                                Van Kampen Funds (since August 2004); Secretary (since
                                                                February 2006) and Managing Director (since July 2004) of
                                                                the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and
                                                                General Counsel -- Americas, UBS Global Asset Management
                                                                (July 2000 to July 2004).

Carsten Otto (42)              Chief            Since October   Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas    Compliance       2004            Stanley Investment Management (since October 2004); Managing
New York, NY 10020             Officer                          Director and Chief Compliance Officer of Morgan Stanley
                                                                Investment Management. Formerly, Assistant Secretary and
                                                                Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39)      Vice President   Since December  Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                     1997            entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                              President of the Retail Funds (since July 2002) and the
                                                                Institutional Funds (since December 1997). Formerly,
                                                                Secretary of various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Institutional Strategies Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (41)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust       Chief Financial  since July      entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center    Officer          2003 and Chief  and Chief Financial Officer of the Retail Funds (since July
Plaza Two                                       Financial       2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                           Officer since   (September 2002 to July 2003).
                                                September 2002

Mary E. Mullin (39)            Secretary        Since June      Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                     1999            entities affiliated with the Investment Adviser; Secretary
New York, NY 10020                                              of the Retail Funds (since July 2003) and the Institutional
                                                                Funds (since June 1999).

---------------------

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Institutional Strategies Fund

Annual Report
September 30, 2006

[MORGAN STANLEY LOGO]

 INSTSTRATANN-RA06-01027P-Y09/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006                                            REGISTRANT   COVERED ENTITIES(1)
----                                            ----------   -------------------
AUDIT FEES ..................................   $23,500                N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES .......................   $    --(2)      $5,328,768(2)
   TAX FEES .................................   $ 5,700(3)      $1,640,675(4)
   ALL OTHER FEES ...........................   $    --         $
TOTAL NON-AUDIT FEES ........................   $ 5,700         $6,969,443

TOTAL .......................................   $29,200         $6,969,443

2005                                            REGISTRANT   COVERED ENTITIES(1)
----                                            ----------   -------------------
AUDIT FEES ..................................       N/A                N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES .......................       N/A                N/A
   TAX FEES .................................       N/A                N/A
   ALL OTHER FEES ...........................       N/A                N/A
TOTAL NON-AUDIT FEES ........................

TOTAL .......................................

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          Morgan Stanley Institutional Funds
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.


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

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Strategies Fund


/s/ Ronald E. Robison
--------------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
--------------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006


/s/ Francis Smith
--------------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006


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